Other operating income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Government grants	£ 1,415	£ 8,829	£ 1,989
R&D tax credit	4,496	2,388	328
Other		135
Other operating income	£ 5,911	£ 11,352	£ 2,317